Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	$ 305,462	$ 87,838	$ 32,802
Operating expenses:
Selling and marketing	333,701	110,104	58,178
General and administrative	94,260	117,148	35,643
Product development	406,250	255,248	156,269
Total operating expenses	834,211	482,500	250,090
Loss from operations	259,493	103,099	48,710
Interest income	25,605	10,398	6,715
Interest expense	(25,518)	(5,572)	0
Other income	1,803	590	1,243
Exchange gain (loss)	(11,899)	5,105	49
(Loss) gain in connection with short-term investments	10,230	327	(52)
Gain in connection with long-term investments	26,780	11,216	2,464
Income tax expense	(51,425)	(23,423)	(11,379)
Net income attributable to Qihoo 360 Technology Co. Ltd.	222,768	99,652	46,746
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	0	0	4
Operating expenses:
Selling and marketing	15,666	15,519	21,289
General and administrative	19,305	73,372	10,815
Product development	59,375	38,211	21,782
Total operating expenses	94,346	127,102	53,886
Loss from operations	(94,346)	(127,102)	(53,890)
Interest income	20,264	6,341	4,702
Interest expense	(24,010)	(5,551)	0
Other income	1,447	1,197	1,277
Exchange gain (loss)	(11,520)	5,100	412
(Loss) gain in connection with short-term investments	10,230	327	(52)
Gain in connection with long-term investments	0	413	0
Loss before income tax expense and earnings from subsidiary and VIEs	(97,935)	(119,275)	(47,551)
Income in earnings of subsidiaries and VIEs	321,088	219,247	94,639
Income before income tax expense	223,153	99,972	47,088
Income tax expense	(385)	(320)	(342)
Net income attributable to Qihoo 360 Technology Co. Ltd.	$ 222,768	$ 99,652	$ 46,746